Acquisitions	6 Months Ended	12 Months Ended
	Jul. 02, 2016	Jan. 02, 2016
Summit Materials, LLC [Member]
Acquisitions

3.ACQUISITIONS

The Company has completed numerous acquisitions since its formation in 2009, which were financed through a combination of debt and equity funding. The operations of each acquisition have been included in the Company’s consolidated results of operations since the respective dates of the acquisitions. The Company measures all assets acquired and liabilities assumed at their acquisition-date fair value.

West segment

•

On April 29, 2016, the Company acquired Sierra Ready Mix, LLC (“Sierra”), a vertically integrated aggregates and ready-mixed concrete business with one sand and gravel pit and two ready-mixed concrete plants located in Las Vegas, Nevada. The acquisition was funded with cash on hand.

•	On December 11, 2015, the Company acquired all of the assets of Pelican Asphalt Company, LLC, an asphalt terminal business in Houston, Texas. The acquisition was funded with cash on hand.

•

On August 21, 2015, the Company acquired all of the stock of LeGrand Johnson Construction Co., a vertically integrated company based in Utah with five sand and gravel pits, four ready-mixed concrete plants and three asphalt plants and servicing the northern and central Utah, western Wyoming and southern Idaho markets. The acquisition was funded with borrowings under the Company’s revolving credit facility.

•

On June 1, 2015, the Company acquired all of the stock of Lewis & Lewis, Inc., a vertically integrated business in Wyoming. The acquisition was funded with borrowings under the Company’s revolving credit facility.

East segment

•

On May 20, 2016, the Company acquired seven aggregates quarries in central and northwest Missouri from APAC-Kansas, Inc. and APAC-Missouri, Inc., subsidiaries of Oldcastle Materials, Inc. (“Oldcastle Assets”).

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On March 18, 2016, the Company acquired Boxley Materials Company (“Boxley”), a vertically integrated company based in Roanoke, Virginia with six quarries, four ready-mixed concrete plants and four asphalt plants.

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On February 5, 2016, the Company acquired American Materials Company (“AMC”), an aggregates company with five sand and gravel pits servicing coastal North and South Carolina. The acquisition was funded with cash on hand.

Cement segment

•On July 17, 2015, the Company completed the acquisition of the Davenport Assets, a cement plant and a quarry in Davenport, Iowa, and seven cement terminals along the Mississippi River for $450.0 million in cash and a cement distribution terminal in Bettendorf, Iowa, for which a $16.6 million gain on disposition was recognized in general and administrative costs. The cash purchase price was funded through a combination of debt (see Note 7) and $80.0 million with proceeds from the August 2015 follow-on offering. Combined with the Company’s cement plant in Hannibal, Missouri, the Company has over two million short tons of cement capacity across our two plants and eight cement distribution terminals along the Mississippi River from Minneapolis, Minnesota to New Orleans, Louisiana. The goodwill that was acquired with the Davenport Assets reflects the value from estimated synergies and cost savings, primarily from expanded geographic area, overhead cost reductions and best practice sharing of operating efficiencies between the acquired assets and the Company’s existing cement plant in Hannibal, Missouri. The Davenport Assets were immediately integrated into the Company’s existing cement operations such that it is not practicable to report revenue and net income separately for the Davenport Assets.

The purchase price allocation, primarily the valuation of property, plant and equipment, for the 2016 acquisitions and the LeGrand and Pelican acquisitions has not yet been finalized due to the recent timing of the acquisitions. The following table summarizes aggregated information regarding the fair values of the assets acquired and liabilities assumed as of the respective acquisition dates:

	Six months ended	Davenport	Year Ended
	July 2,	July 17,	January 2, 2016
	2016	2015	(excluding Davenport)

Financial assets	$12,058	$—	$12,555
Inventories	16,458	21,776	2,036
Property, plant and equipment	147,106	275,436	57,817
Intangible assets	11,746	—	—
Other assets	4,517	6,450	(745)
Financial liabilities	(8,985)	(2,190)	(13,733)
Other long-term liabilities	(24,955)	(4,086)	(11,289)
Net assets acquired	157,945	297,386	46,641
Goodwill	149,832	170,067	15,710
Purchase price	307,777	467,453	62,351
Acquisition related liabilities	(11,113)	—	(1,044)
Bettendorf assets	—	(18,743)	—
Net cash paid for acquisitions	$296,664	$448,710	$61,307

Changes in the carrying amount of goodwill, by reportable segment, from January 2, 2016 to July 2, 2016 are summarized as follows:

	West	East	Cement	Total
Balance, January 2, 2016	$303,926	$98,308	$194,163	$596,397
Acquisitions(1)	24,922	127,795	5,303	158,020
Foreign currency translation adjustments	3,241	—	—	3,241
Balance, July 2, 2016	$332,089	$226,103	$199,466	$757,658

Accumulated impairment losses as of July 2, 2016 and January 2, 2016	$(53,264)	$(14,938)	$—	$(68,202)

(1)Reflects goodwill from 2016 acquisitions and working capital adjustments from prior year acquisitions in the West and Cement segments, including $5.4 million related to below-market contracts assumed with the Davenport Assets’ acquisition.

The Company’s intangible assets are primarily composed of goodwill, lease agreements and reserve rights. The assets related to lease agreements reflect the submarket royalty rates paid under agreements, primarily, for extracting aggregates. The values were determined as of the respective acquisition dates by a comparison of market-royalty rates. The reserve rights relate to aggregate reserves to which the Company has the rights of ownership, but do not own the reserves. The intangible assets are amortized on a straight-line basis over the lives of the leases. The following table shows intangible assets by type and in total:

	July 2, 2016			January 2, 2016
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
	Amount	Amortization	Amount	Amount	Amortization	Amount
Leases	$22,103	$(2,844)	$19,259	$10,357	$(2,531)	$7,826
Reserve rights	8,807	(3,037)	5,770	8,636	(2,078)	6,558
Trade names	1,000	(608)	392	1,000	(558)	442
Other	249	(88)	161	249	(70)	179
Total intangible assets	$32,159	$(6,577)	$25,582	$20,242	$(5,237)	$15,005

Amortization expense totaled $1.0 million in the six months ended July 2, 2016 and June 27, 2015, respectively. The estimated amortization expense for the intangible assets for each of the five years subsequent to July 2, 2016 is as follows:

2016 (six months)	$1,233
2017	1,258
2018	1,252
2019	1,246
2020	1,162
2021	1,121
Thereafter	18,310
Total	$25,582

(2) Acquisitions

The Company has completed numerous acquisitions since its formation in 2009, which were financed through a combination of debt and equity funding. The operations of each acquisition have been included in the Company’s consolidated results of operations since the respective dates of the acquisitions. The Company measures all assets acquired and liabilities assumed at their acquisition-date fair value.

West segment

•	On December 1, 2015, the Company acquired all of the assets of Pelican Asphalt Company, LLC, an asphalt terminal business. The acquisition was funded with cash on hand.

•	On August 21, 2015, the Company acquired all of the stock of LeGrand Johnson Construction Co., a vertically integrated construction materials company based in Utah and servicing the northern and central Utah, western Wyoming and southern Idaho markets. The acquisition was funded with borrowings under the Company’s revolving credit facility.

•	On June 1, 2015, the Company acquired all of the stock of Lewis & Lewis, Inc., a vertically integrated, materials-based business in Wyoming. The acquisition was funded with borrowings under the Company’s revolving credit facility.

Cement segment

•	On July 17, 2015, the Company completed the acquisition of the Davenport Assets, a cement plant and a quarry in Davenport, Iowa, and seven cement terminals along the Mississippi River for $450.0 million in cash and a cement distribution terminal in Bettendorf, Iowa, for which a $16.6 million gain on disposition was recognized in general and administrative costs. The cash purchase price was funded through a combination of debt (see Note 8) and $80.0 million with proceeds from the August 2015 equity offering. Combined with the Company’s cement plant in Hannibal, Missouri, the Company has over two million short tons of cement capacity across our two plants and eight cement distribution terminals along the Mississippi River from Minneapolis, Minnesota to New Orleans, Louisiana. The Davenport Assets were immediately integrated into the Company’s existing cement operations such that it is not practicable to report revenue and net income separately for the Davenport Assets.

Pro Forma Financial Information (unaudited) — The following unaudited supplemental pro forma information presents the financial results as if the Davenport Assets had been acquired on the first day of the 2014 fiscal year. This information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on the first day of the preceding fiscal year, nor is it indicative of any future results. The pro forma adjustments include a reduction of transaction costs of $6.6 million and additional depreciation, depletion, amortization and accretion of $5.9 million in the year ended January 2, 2016 and an increase of transaction costs of $6.6 million and additional depreciation, depletion, amortization and accretion of $11.8 million in the year ended December 27, 2014.

	Year ended
	January 2, 2016	December 27, 2014

Revenue	$1,482,635	$1,317,911
Net income (loss) attributable to member of Summit Materials, LLC	44,574	(33,373)

The purchase price allocation, primarily the valuation of property, plant and equipment, for the Davenport Assets, Lewis & Lewis, LeGrand and Pelican acquisitions has not yet been finalized due to the recent timing of the acquisitions. The following table summarizes aggregated information regarding the fair values of the assets acquired and liabilities assumed as of the respective acquisition dates in 2015:

	Davenport	Year Ended
	July 17,	January 2, 2016
	2015	(excluding Davenport)
Financial assets	$—	$12,555
Inventories	21,776	2,036
Property, plant and equipment	275,436	57,817
Intangible assets	—	—
Other assets	6,450	(745)
Financial liabilities	(2,190)	(13,733)
Other long-term liabilities	(4,086)	(11,289)

Net assets acquired	297,386	46,641
Goodwill	170,067	15,710

Purchase price	467,453	62,351

Acquisition related liabilities	—	(1,044)
Bettendorf assets	(18,743)	—

Net cash paid for acquisitions	$448,710	$61,307